Cover	Jun. 24, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2021
Entity File Number	001-38911
Entity Registrant Name	CLARIVATE PLC
Entity Central Index Key	0001764046
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Friars House
Entity Address, Address Line Two	160 Blackfriars Road
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SE1 8EZ
City Area Code	44
Local Phone Number	207-433-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	CLVT
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	5.25% Series A Mandatory Convertible Preferred Shares, no par value
Trading Symbol	CLVT PR A
Security Exchange Name	NYSE